Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation - The financial statements of the Plans are prepared on the accrual basis of accounting.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Master Trust - Contributions are invested in accordance with the participant's election in one or more investments, which are held in the Master Trust (See Note 3). The Plans’ interest in the Trust is stated at fair value and consists of an allocation of the Trust’s net assets that is based upon cumulative employer and employee contributions, net of benefits paid to terminated and retired participants, and allocations of the Trust’s investment income (loss).

Investment Valuation - All investments of the Master Trust, except the Fixed Income Fund, are stated at fair value. The Fixed Income Fund is a synthetic guaranteed investment contract (“synthetic GIC”) which is stated at contract value. The synthetic GIC is fully benefit responsive. Contract value, as reported to the Plans by Fidelity Fund and Investment Operations, represents contributions made under the contract, plus interest at the contract rate, less participant withdrawals and administrative expenses. Each of the Plans' allocated portion of the investments is equal to the beginning of the year value of the Plans' interest in the Master Trust, adjusted by the Plans' pro-rata share of the Master Trust expenses, plus actual contributions and investment income, less actual distributions, administrative expenses and investment losses. Investment income and losses are based on each participant's elected investment options, and administrative expenses are allocated to the individual plans based upon their pro-rata share in the investments of the Master Trust. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. See Note 4 for further discussion of fair value measurements.

Transfer of Assets - The Plans permit the transfer of assets among investment options held by the Master Trust, subject to certain trading restrictions imposed on some of the investment options. The Plan also permits participants who transfer employment between eligible Adient-sponsored plans to transfer their account balances between such plans, in accordance with plan provisions. Transfers of account balances to plans sponsored by Avanzar Interior Technologies, Ltd. or Bridgewater Interiors, LLC are not permitted.

Contribution Receivable - Participant contributions and any related employer matching contributions are recognized in the period during which the Company makes the respective payroll deduction from the participant’s compensation. Non-elective/profit sharing contributions are recorded in the relevant period in accordance with the terms in the Plan document.

Investment Contracts - The Fixed Income Fund is a synthetic GIC which consists of wrap contracts paired with underlying investments owned by the Master Trust, including a common/collective trust fund that invests in short to intermediate-term fixed-income securities and a short-term investment fund. The Master Trust purchases wrapper contracts from insurance companies and financial institutions.
A synthetic GIC credits a stated interest rate. Investment gains and losses are amortized over the expected duration of the covered investments through the calculation of the interest rate on a prospective basis. The synthetic GIC provides for a variable crediting rate, which resets on a monthly basis and is calculated by Fidelity Fund and Investment Operations. The monthly crediting rate does not include the short-term investments (e.g., short-term interest fund) used for benefit-responsive events. The issuer of the wrap contract provides assurance that future adjustments to the crediting rate cannot result in a crediting rate less than zero. The actual interest rate of the fund is impacted by the current yield of the short-term investments.

The crediting rate is primarily based on the current yield-to-maturity of the covered investments, plus or minus amortization of the difference between the market value and contract value of the covered investments over the duration of the covered investments at the time of computation.

The crediting rate is most impacted by the change in the annual effective yield to maturity of the underlying securities, but is also affected by the differential between the contract value and the market value of the covered investments. This difference is amortized over the duration of the covered investments. Depending on the change in duration from reset period to reset period, the magnitude of the impact to the crediting rate of the contract to market difference is heightened or lessened.

Certain events limit the ability of the Master Trust to transact at contract value with the insurance companies and the financial institution issuers. Such events include the following: (i) material amendments to the plan documents (including complete or partial plan termination or merger with another plan); (ii) changes to the Plans' prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of the plan sponsors or other plan sponsors' events (e.g., divestitures or spin-offs of a subsidiary) which cause a significant withdrawal from the Plans; (iv) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA; (v) any change in law, regulation, ruling, administrative or judicial position, or accounting requirement, applicable to the Fixed Income Fund or the Plans; or (vi) the delivery of any communication to plan participants designed to influence a participant not to invest in the Fixed Income Fund.

The plan administrator does not believe that the occurrence of any such event, which would limit the Master Trust’s ability to transact at contract value, is probable.

The wrap contracts generally impose conditions on both the Master Trust and the issuers. If an event of default occurs and is not cured, the non-defaulting party may terminate the contract. The following may cause the Master Trust to be in default: a breach of material obligation under the contract; a material misrepresentation; or a material amendment to the plan agreement. The issuer may be in default if it breaches a material obligation under the investment contract; makes a material misrepresentation; has a decline in its long-term credit rating below a threshold set forth in the contract; is acquired or reorganized and the successor issuer does not satisfy the investment or credit guidelines applicable to issuers. If, in the event of default of an issuer, the Master Trust were unable to obtain a replacement investment contract, withdrawing plans may experience losses if the value of the Master Trust’s assets no longer covered by the contract is below contract value. The Master Trust may seek to add additional issuers over time to diversify the Master Trust’s exposure to such risk, but there is no assurance the Master Trust may be able to do so. The combination of the default of an issuer and an inability to obtain a replacement agreement could render the Master Trust unable to achieve its objective of maintaining a stable contract value. The terms of an investment contract generally provide for settlement of payments only upon termination of the contract or total liquidation of the covered investments. Generally, payments will be made pro-rata, based on the percentage of investments covered by each issuer. Contract termination occurs whenever the contract value or market value of the covered investments reaches zero or upon certain events of default.

If the contract terminates due to issuer default (other than a default occurring because of a decline in its rating), the issuer will generally be required to pay to the Master Trust the excess, if any, of contract value over market value on the date of termination. If a wrap contract terminates due to a decline in the ratings of the issuer, the issuer may be required to pay to the Master Trust the cost of acquiring a replacement contract (i.e., replacement cost) within the meaning of the contract. If the contract terminates when the market value equals zero, the issuer will pay the excess of contract value over market value to the Master Trust to the extent necessary for the Master Trust to satisfy outstanding contract value withdrawal requests. Contract termination also may occur by either party upon election and notice.
Benefit Payments - Benefits are recorded when paid.

Risks and Uncertainties - The Plans' investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the values of investments, it is at least reasonably possible that changes in risks in the near term would materially affect participants' account balances and the amounts reported in the statements of net assets available for benefits and the statements of changes in net assets available for benefits.